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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment [ ]; Amendment Number:
                                               -------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
         ---------------------------
Address: 10225 Yellow Circle Drive
         -------------------------
         Minnetonka, MN 55343
         --------------------

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Wing
       ------------
Title: President
       ---------
Phone: (952) 942-3206
       --------------

Signature, Place, and Date of Signing:

 /s/ John W. Wing          Minnetonka, Minnesota     August 13, 2009
 ------------------------  ------------------------  ------------------------
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -----------

Form 13F Information Table Entry Total: 35
                                        -----------

Form 13F Information Table Value Total: $218,241
                                        -----------
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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
                                                                                         VOTING AUTHORITY
                                                                                      ----------------------
                                                  VALUE           INVESTMENT  OTHER
NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) SHARES  DISCRETION MANAGERS  SOLE   SHARED  NONE
--------------         --------------- --------- -------- ------- ---------- -------- ------- ------ -------
ISHARES COMEX GOLD TR  ISHARES         464285105   1283    14,064    Sole      N/A      6,521          7,543
ISHARES INC            MSCI PAC J IDX  464286665  16170   510,578    Sole      N/A    148,118        362,460
ISHARES TR             S&P 500 INDEX   464287200    237     2,563    Sole      N/A        105          2,458
ISHARES TR             BARCLAYS US
                       AGG B           464287226   1172    11,477    Sole      N/A      5,626          5,851
ISHARES TR             MSCI EMERG
                       MKT             464287234  17316   537,260    Sole      N/A    164,097        373,163
ISHARES TR             S&P GBL
                       TELCM           464287275    259     5,452    Sole      N/A        696          4,756
ISHARES TR             LTN AM 40       464287390  15262   439,316    Sole      N/A    128,565        310,751
ISHARES TR             BARCLAYS 1-3
                       YR              464287457  19495   232,892    Sole      N/A     55,466        177,426
ISHARES TR             MSCI EAFE IDX   464287465    432     9,441    Sole      N/A        208          9,233
ISHARES TR             S&P NA
                       MULTIMD         464287523  11793   321,707    Sole      N/A     94,253        227,454
ISHARES TR             S&P MULTIMD     464287531  11652   492,667    Sole      N/A    139,839        352,828
ISHARES TR             NASDQ BIO
                       INDX            464287556    272     3,736    Sole      N/A        448          3,288
ISHARES TR             CONS SERV
                       IDX             464287580    268     6,037    Sole      N/A        745          5,292
ISHARES TR             S&P MCP 400
                       GRW             464287606  56026   898,423    Sole      N/A    253,864        644,559
ISHARES TR             DJ US TECH
                       SEC             464287721  12521   281,433    Sole      N/A     85,029        196,404
ISHARES TR             DJ US
                       HEALTHCR        464287762    264     4,886    Sole      N/A        602          4,284
ISHARES TR             DJ US ENERGY    464287796  10372   362,153    Sole      N/A    104,180        257,973
ISHARES TR             CONS GOODS
                       IDX             464287812    263     5,634    Sole      N/A        695          4,939
ISHARES TR             DJ US BASIC
                       MATL            464287838  10462   240,904    Sole      N/A     69,482        171,422
ISHARES TR             BARCLAYS
                       MBS BD          464288588   1069    10,150    Sole      N/A      5,402          4,748
ISHARES TR             BARCLAYS
                       INTER GV        464288661  19431   175,387    Sole      N/A     41,786        133,601
ISHARES TR             US PFD STK
                       IDX             464288687   1079    33,584    Sole      N/A     18,082         15,502
ISHARES TR             DJ BROKER-
                       DEALER          464288794    259    10,117    Sole      N/A      1,269          8,848
ISHARES TR             DJ HEALTH
                       CARE            464288828    273     7,072    Sole      N/A        875          6,197
ISHARES TR             DJ PHARMA
                       INDX            464288836    267     5,764    Sole      N/A        699          5,065
CURRENCYSHARES         AUSTRALIAN
  AUSTRALIAN DL        DOL             23129U101   1054    13,051    Sole      N/A      6,977          6,074
CURRENCYSHARES SWISS   SWISS FRANC
  FRANC                SH              23129V109   1065    11,597    Sole      N/A      6,263          5,334
CURRENCYSHARES CDN     CDN DOLLAR
  DOLR                 SHS             23129X105   1017    11,849    Sole      N/A      6,422          5,427
CURRENCYSHARES
  JAPANESE YEN TR      JAPANESE YEN    23130A102   1069    10,356    Sole      N/A      5,564          4,792
ISHARES SILVER TRUST   ISHARES         46428Q109    925    69,140    Sole      N/A     37,273         31,867
POWERSHARES DB MULTI
  SECT COMM            DB PREC MTLS    73936B200   1013    31,889    Sole      N/A     17,373         14,516
PROSHARES TR           PSHS SHRT
                       S&P 500         74347R503   1041    15,838    Sole      N/A      8,338          7,500
PROSHARES TR           PSHS SHORT
                       DOW30           74347R701   1052    15,814    Sole      N/A      8,355          7,459
PROSHARES TR           PSHS SH
                       MDCAP400        74347R800   1042    18,073    Sole      N/A      9,509          8,564
PROSHARES TR           PSHS
                       SHTRUSS2000     74347R826   1066    18,776    Sole      N/A     10,046          8,730